Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassifications (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	$ 28,079	$ 29,706	$ 27,701
Cost of goods sold	(21,832)	(22,958)	(21,572)
Other, net	(924)	(997)	(1,165)
Interest expense	(798)	(812)	(940)
Income tax benefit	271	(417)	(457)
Net income	1,454	1,099	$ 290
Reclassification out of accumulated other comprehensive income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	35	(18)
Reclassification out of accumulated other comprehensive income | Unrealized Gain (Loss) on Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	0	7
Cost of goods sold	69	(15)
Other, net	16	(20)
Interest expense	8	4
Income tax benefit	(14)	2
Net income	79	(22)
Reclassification out of accumulated other comprehensive income | Change in Retirement Plans’ Funded Status
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	79	85
Amortization of prior service cost	(123)	(82)
Reclassification out of accumulated other comprehensive income | Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax benefit	0	1
Net income	$ (44)	$ 4